SEMI-ANNUAL CONDENSED CONSOLIDATED STATEMENT OF FINANCIAL POSITION - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Non-current assets
Intangible assets	€ 594,936	€ 572,274
Property, plant and equipment	176,094	159,608
Right-of-use assets	561,176	533,952
Investments accounted for using the equity method	19,066	18,765
Deferred tax assets	165,254	160,878
Other non-current financial assets	36,121	33,898
Total non-current assets	1,552,647	1,479,375
Current assets
Inventories	540,791	522,589
Trade receivables	216,670	240,457
Derivative financial instruments	4,345	11,110
Tax receivables	36,112	31,024
Other current financial assets	99,451	90,917
Other current assets	105,967	95,260
Cash and cash equivalents	225,316	296,279
Total current assets	1,228,652	1,287,636
Total assets	2,781,299	2,767,011
Liabilities and Equity
Equity attributable to shareholders of the Parent Company	852,678	840,294
Equity attributable to non-controlling interests	61,527	60,602
Total equity	914,205	900,896
Non-current liabilities
Non-current borrowings	218,132	113,285
Other non-current financial liabilities	141,239	136,556
Non-current lease liabilities	497,543	471,083
Non-current provisions for risks and charges	20,323	19,849
Employee benefits	35,727	29,645
Deferred tax liabilities	77,843	73,885
Other non-current liabilities	4,758	9,689
Total non-current liabilities	995,565	853,992
Current liabilities
Current borrowings	167,963	289,337
Other current financial liabilities	0	22,102
Current lease liabilities	133,554	122,642
Derivative financial instruments	2,741	897
Current provisions for risks and charges	13,111	16,019
Trade payables and customer advances	281,819	314,137
Tax liabilities	41,957	41,976
Other current liabilities	230,384	205,013
Total current liabilities	871,529	1,012,123
Total equity and liabilities	€ 2,781,299	€ 2,767,011